Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Net assets (liabilities) [abstract]
Derivative financial assets	£ 266,128		£ 302,976
Derivative financial instruments	254,794		£ 289,206
Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	17,773
Ending balance, financial assets	17,554
Financial liabilities
Beginning balance, financial liabilities	(7,461)
Ending balance, financial liabilities	(6,413)
Recurring fair value measurement | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities), net	10,312	£ 5,925
Purchases, fair value measurement, assets (liabilities), net	3,882	9,507
Sales, fair value measurement, assets (liabilities), net	(2,822)	(7,170)
Issues, fair value measurement, assets (liabilities), net	(226)	(13)
Settlements, fair value measurement, assets (liabilities), net	(1,088)	(525)
Total gains (losses) recognised in OCI, assets (liabilities), net	0	(2)
Transfers into Level 3 of fair value hierarchy, assets (liabilities), net	1,325	574
Transfers out of Level 3 of fair value hierarchy, assets (liabilities), net	104	87
Ending balance, assets (liabilities), net	11,141	9,433
Derivative financial assets	4,532	3,873
Derivative financial instruments	5,269	4,379
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	(295)	866
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	(51)	184
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	5	7
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	0	(1)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	2	5
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(3)	(1)
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities), net	(1,190)	(2,049)
Purchases, fair value measurement, assets (liabilities), net	(281)	(94)
Sales, fair value measurement, assets (liabilities), net	5	5
Issues, fair value measurement, assets (liabilities), net	0	0
Settlements, fair value measurement, assets (liabilities), net	(47)	217
Total gains (losses) recognised in OCI, assets (liabilities), net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities), net	505	217
Transfers out of Level 3 of fair value hierarchy, assets (liabilities), net	459	358
Ending balance, assets (liabilities), net	(737)	(506)
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	(188)	849
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	0	(9)
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial liabilities
Beginning balance, financial liabilities	(56)	(27)
Purchases, fair value measurement, liabilities	(16)	(35)
Sales, fair value measurement, liabilities	4	3
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	0
Total gains (losses) recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	8	0
Transfers out of Level 3 of fair value hierarchy, liabilities	9	6
Ending balance, financial liabilities	(52)	(82)
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Financial liabilities
Total gains (losses) in the period recognised in the income statement, liabilities	15	(29)
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Financial liabilities
Total gains (losses) in the period recognised in the income statement, liabilities	0	0
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial liabilities
Beginning balance, financial liabilities	(1,042)	(404)
Purchases, fair value measurement, liabilities	0	(5)
Sales, fair value measurement, liabilities	0	0
Issues, fair value measurement, liabilities	(226)	(13)
Settlements, fair value measurement, liabilities	0	47
Total gains (losses) recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	290	81
Transfers out of Level 3 of fair value hierarchy, liabilities	463	37
Ending balance, financial liabilities	(1,092)	(439)
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Financial liabilities
Total gains (losses) in the period recognised in the income statement, liabilities	4	(22)
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Financial liabilities
Total gains (losses) in the period recognised in the income statement, liabilities	(1)	2
Interest rate derivatives | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	2,361
Ending balance, financial assets	2,520
Financial liabilities
Beginning balance, financial liabilities	(2,858)
Ending balance, financial liabilities	(2,043)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities), net	(497)	(260)
Purchases, fair value measurement, assets (liabilities), net	0	25
Sales, fair value measurement, assets (liabilities), net	0	0
Issues, fair value measurement, assets (liabilities), net	0	0
Settlements, fair value measurement, assets (liabilities), net	19	(4)
Total gains (losses) recognised in OCI, assets (liabilities), net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities), net	544	271
Transfers out of Level 3 of fair value hierarchy, assets (liabilities), net	446	6
Ending balance, assets (liabilities), net	477	(276)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	(35)	(305)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	0	(9)
Foreign exchange derivatives | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	1,513
Ending balance, financial assets	182
Financial liabilities
Beginning balance, financial liabilities	(1,474)
Ending balance, financial liabilities	(176)
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities), net	39	2
Purchases, fair value measurement, assets (liabilities), net	0	0
Sales, fair value measurement, assets (liabilities), net	0	0
Issues, fair value measurement, assets (liabilities), net	0	0
Settlements, fair value measurement, assets (liabilities), net	0	(9)
Total gains (losses) recognised in OCI, assets (liabilities), net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities), net	13	(65)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities), net	(15)	25
Ending balance, assets (liabilities), net	6	226
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	(31)	273
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	0	0
Credit derivatives | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	290
Ending balance, financial assets	342
Financial liabilities
Beginning balance, financial liabilities	(603)
Ending balance, financial liabilities	(694)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities), net	(313)	(386)
Purchases, fair value measurement, assets (liabilities), net	(191)	(36)
Sales, fair value measurement, assets (liabilities), net	5	5
Issues, fair value measurement, assets (liabilities), net	0	0
Settlements, fair value measurement, assets (liabilities), net	66	60
Total gains (losses) recognised in OCI, assets (liabilities), net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities), net	52	20
Transfers out of Level 3 of fair value hierarchy, assets (liabilities), net	16	55
Ending balance, assets (liabilities), net	(352)	(381)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	13	(99)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	0	0
Equity derivatives | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	1,009
Ending balance, financial assets	1,488
Financial liabilities
Beginning balance, financial liabilities	(1,428)
Ending balance, financial liabilities	(2,356)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities), net	(419)	(1,405)
Purchases, fair value measurement, assets (liabilities), net	(90)	(83)
Sales, fair value measurement, assets (liabilities), net	0	0
Issues, fair value measurement, assets (liabilities), net	0	0
Settlements, fair value measurement, assets (liabilities), net	(132)	170
Total gains (losses) recognised in OCI, assets (liabilities), net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities), net	(104)	(9)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities), net	12	272
Ending balance, assets (liabilities), net	(868)	(75)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	(135)	980
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	0	0
Corporate debt | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	1,677
Ending balance, financial assets	1,710
Financial liabilities
Beginning balance, financial liabilities	(49)
Ending balance, financial liabilities	(35)
Non-asset backed loans | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	8,105
Ending balance, financial assets	7,946
Financial liabilities
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0
Private equity investments | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	140
Ending balance, financial assets	138
Financial liabilities
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0
Reverse repurchase and repurchase agreements | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	37
Ending balance, financial assets	44
Financial liabilities
Beginning balance, financial liabilities	(434)
Ending balance, financial liabilities	(643)
Other | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	2,641
Ending balance, financial assets	3,184
Financial liabilities
Beginning balance, financial liabilities	(615)
Ending balance, financial liabilities	(466)
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	6,480	2,281
Purchases, fair value measurement, assets	2,285	2,957
Sales, fair value measurement, assets	(1,876)	(781)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(402)	(319)
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	1,022	284
Transfers out of Level 3 of fair value hierarchy, assets	(676)	(291)
Ending balance, financial assets	6,799	4,256
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(34)	125
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	595	389
Purchases, fair value measurement, assets	338	90
Sales, fair value measurement, assets	(118)	(144)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(53)	(17)
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	36	43
Transfers out of Level 3 of fair value hierarchy, assets	(29)	(11)
Ending balance, financial assets	774	404
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	5	54
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	4,837	758
Purchases, fair value measurement, assets	919	2,448
Sales, fair value measurement, assets	(1,152)	(459)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(311)	0
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	556	50
Transfers out of Level 3 of fair value hierarchy, assets	(334)	(113)
Ending balance, financial assets	4,519	2,695
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	4	11
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	1,048	1,134
Purchases, fair value measurement, assets	1,028	419
Sales, fair value measurement, assets	(606)	(178)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(38)	(302)
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	430	191
Transfers out of Level 3 of fair value hierarchy, assets	(313)	(167)
Ending balance, financial assets	1,506	1,157
Trading portfolio assets | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(43)	60
Trading portfolio assets | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	6,111	6,079
Purchases, fair value measurement, assets	1,847	6,684
Sales, fair value measurement, assets	(955)	(6,396)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(638)	(470)
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	96	154
Transfers out of Level 3 of fair value hierarchy, assets	(151)	(23)
Ending balance, financial assets	6,171	6,163
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(92)	(57)
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(47)	192
Financial assets at fair value through the income statement | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	1,079	816
Purchases, fair value measurement, assets	0	45
Sales, fair value measurement, assets	(120)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(148)
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	936	768
Financial assets at fair value through the income statement | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(20)	55
Financial assets at fair value through the income statement | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(3)	0
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	3,268	2,985
Purchases, fair value measurement, assets	1,053	1,848
Sales, fair value measurement, assets	(305)	(757)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(483)	(315)
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	28	52
Transfers out of Level 3 of fair value hierarchy, assets	(106)	0
Ending balance, financial assets	3,380	3,737
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(33)	(76)
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(42)	0
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	140	148
Purchases, fair value measurement, assets	0	19
Sales, fair value measurement, assets	0	(60)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(5)	0
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	3
Transfers out of Level 3 of fair value hierarchy, assets	0	(4)
Ending balance, financial assets	138	124
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(5)	7
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	8	11
Financial assets at fair value through the income statement | Reverse repurchase and repurchase agreements | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	38	13
Purchases, fair value measurement, assets	0	66
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(12)
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	46	95
Transfers out of Level 3 of fair value hierarchy, assets	(29)	0
Ending balance, financial assets	44	178
Financial assets at fair value through the income statement | Reverse repurchase and repurchase agreements | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(11)	16
Financial assets at fair value through the income statement | Reverse repurchase and repurchase agreements | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	1,586	2,117
Purchases, fair value measurement, assets	794	4,706
Sales, fair value measurement, assets	(530)	(5,579)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(150)	5
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	22	4
Transfers out of Level 3 of fair value hierarchy, assets	(16)	(19)
Ending balance, financial assets	1,673	1,356
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(23)	(59)
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(10)	181
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	4	38
Purchases, fair value measurement, assets	47	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1)	0
Total gains (losses) recognised in OCI, assets	0	(2)
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	50	36
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	0	0
Purchases, fair value measurement, assets	47	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	47	0
Financial assets at fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	4	38
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1)	0
Total gains (losses) recognised in OCI, assets	0	(2)
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	3	36
Financial assets at fair value through other comprehensive income | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	£ 0	£ 0